Basis of Accounting	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Basis Of Accounting
Basis of Accounting

2. Basis of Accounting

These unaudited interim condensed financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), on the historical cost basis, and in the presentation currency U.S. dollar (“$”). All amounts are in actual U.S. Dollar unless otherwise stated. These unaudited interim condensed financial statements were authorized for issuance by the board of directors on October 13, 2026.

The number of shares used to calculate diluted income per share of common shares attributable to common shareholders is the same as the number of shares used to calculate basic income per share of common shares attributable to common shareholders for the period presented because there were no potentially dilutive securities outstanding during the period.

The income per share presented in the statement of operations and comprehensive income is based on the following for the six-month periods ended June 30, 2026 and 2025:

	Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
Basic and diluted net income per share:
Numerator
Allocation of net income (loss)	$456	$456
Denominator:
Basic and diluted weighted average number of shares outstanding	50,000	50,000
Basic and diluted net income (loss) per share	$0.01	$0.01

2. Basis of Accounting

These financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), on the historical cost basis, and in the presentation currency U.S. dollar (“$”). All amounts are in actual U.S. Dollar unless otherwise stated. These financial statements were authorized for issuance by the board of directors on July 10, 2026.

The number of shares used to calculate diluted loss per share of common shares attributable to common shareholders is the same as the number of shares used to calculate basic loss per share of common shares attributable to common shareholders for the period presented because there were no potentially dilutive securities outstanding during the period.

The loss per share presented in the statement of operations and comprehensive loss is based on the following for the year ended December 31, 2025 and for the period from September 24, 2024 (inception) to December 31, 2024:

	2025	2024
Basic and diluted net loss per share:
Numerator
Allocation of net loss	$(6,805)	$(29,753)
Denominator:
Basic and diluted weighted average number of shares outstanding	50,000	50,000
Basic and diluted net loss per share	$(0.14)	$(0.60)